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                            MFS MUNICIPAL INCOME FUND

                  Supplement to the August 1, 1995 Prospectus


The description of portfolio manager on page 12 of the Prospectus has been deleted and replaced in its entirety by the following:

         "Geoffrey L. Schechter, a Vice President of the Adviser, has been employed as a portfolio manager by the Adviser since 1993 and has been the Fund's portfolio manager since February 1, 1996."


               The date of this Supplement is February 15, 1996.